OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 9 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 11,686,123 (as amended) shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. The Company reserved 1,440,933 shares of its common stock for future issuance under the terms of the Plan.

During the three months ended March 31, 2016, the Company granted an aggregate of 150,000 stock grants to key consultants under the plan. See Note 8.

The following table presents information related to stock options at March 31, 2016:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	1,544,642	6.0	969,726
2.01-3.00	5,935,548	6.1	4,702,225
3.01-4.00	300,000	9.0	300,000
	7,780,190	6.2	5,971,951

A summary of the stock option activity and related information for the Plan for the three months ended March 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,780,190	$2.30	6.4	$-
Grants	-			-
Exercised	-
Canceled	-
Outstanding at March 31, 2016	7,780,190	$2.30	6.2	$-
Exercisable at March 31, 2016	5,971,951	$2.35	5.7	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.40 as of March 31, 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of any stock-based payment awards during the three months ended March 31, 2016 and 2015 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding.

The fair value of all options vesting during the three months ended March 31, 2016 and 2015 of $697,649 and $798,789, respectively, was charged to current period operations.  Unrecognized compensation expense of $1,084,926 and $1,782,575 at March 31, 2016 and December 31, 2015, respectively, will be expensed in future periods.

Restricted Stock

The following table summarizes the restricted stock activity for the three months ended March 31, 2016:

Restricted shares issued as of January 1, 2016	175,000
Granted	-
Vested	(75,000)
Total restricted shares issued as of March 31, 2016	100,000
Vested restricted shares as of March 31, 2016	-
Unvested restricted shares as of March 31, 2016	100,000

Stock based compensation expense related to restricted stock grants was $50,084 and $-0- for the three months ended March 31, 2016 and 2015, respectively.  As of March 31, 2016, the stock-based compensation relating to restricted stock of $3,302 remains unamortized.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at March 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	4,009,391	February 2018 to March 2019
$1.84	35,076	January 2020
$1.95	779,674	October 2018 to March 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,221,685

On February 9, 2016, the Company issued 25,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on February 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 6,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring February 9, 2019 for placement agent services.

On March 9, 2016, the Company issued an aggregate of 100,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on March 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 12,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring March 9, 2019 for placement agent services.

Stock based compensation related to warrants issued for services was $36,405 and $-0- for the three months ended March 31, 2016 and 2015, respectively.

A summary of the warrant activity for the three months ended March 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,078,685	$2.02	3.0	497,933
Grants	143,000	1.89	2.9	-
Exercised	-
Canceled	-
Outstanding at March 31, 2016	7,221,685	$2.01	2.8	$536,265

Vested and expected to vest at March 31, 2016	7,221,685	$2.03	2.8	$536,265
Exercisable at March 31, 2016	7,138,353	$2.01	2.8	$536,265

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.40 as of March 31, 2016, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.

NOTE 10 – OPTIONS AND WARRANTS

There was not a viable market for the Company’s common stock to determine its fair value until October 29, 2014; therefore, prior to October 29, 2014, management was required to estimate the fair value to be utilized in the determining stock based compensation costs.  In estimating the fair value, management considered recent sales of its common stock to independent qualified investors, placement agents’ assessments of the underlying common shares relating to our sale of preferred stock and validation by independent fair value experts. Considerable management judgment is necessary to estimate the fair value.  Accordingly, actual results could vary significantly from management’s estimates.

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “2012 Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 11,686,123,(as amended)  shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board of Directors in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the Committee, in its sole discretion, and expiration period not more than ten years. The Company reserved 1,250,000 shares of its common stock for future issuance under the terms of the Plan.

During the year ended December 31, 2014, the Company granted an aggregate of 3,478,498 options and 654,000 stock grants (net of shares exchanged) to officers, directors and key consultants.

During the year ended December 31, 2015, the Company granted an aggregate of 1,800,000 options and 1,452,500 stock grants (net of shares exchanged) to officers, directors and key consultants.

The following table presents information related to stock options at December 31, 2015:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	1,544,642	6.3	910,142
2.01-3.00	5,935,548	6.3	4,403,359
3.01-4.00	300,000	9.3	300,000
	7,780,190	6.4	5,613,501

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2014	2,990,977	$2.05	6.02	$-
Grants	3,478,498	2.39	8.10	$-
Exercised	-	-	-	-
Canceled	(479,285)	$(2.00)		-
Outstanding at December 31, 2014	5,990,190	$2.25	6.7	$3,267,692
Grants	1,800,000	2.70	8.9	$-
Exercised	(10,000)	2.09
Canceled	-
Outstanding at December 31, 2015	7,780,190	$2.30	6.4	$-
Exercisable at December 31, 2015	5,613,501	$2.35	5.8	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.30 as of December 31, 2015, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2015 and 2014 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding.

During the year ended December 31, 2014, the Company granted an aggregate of 3,478,498 options to purchase the Company’s common stock in connection with the services rendered at exercise prices from $2.21 to $2.50 per share for a term of seven years.  Vesting is as follows:

1,491,983	Exercisable immediately
125,000	Per quarter, over one year
1,126,552	Per quarter, over two years
734,963	Performance contingent
3,478,498

The fair value of the granted options for the year ended December 31, 2014 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$$2.21 to $2.50
Estimated forfeiture rate	0%

During the year ended December 31, 2015, the Company granted an aggregate of 1,800,000 options to purchase the Company’s common stock in connection with the services rendered at exercise prices from $1.56 to $3.99 per share for a term of seven years.  Vesting is as follows:

737,500	Exercisable immediately
155,000	Per quarter, over one year
250,000	Per quarter, over three years
225,000	One year anniversary
300,000	1/12 per month beginning first month anniversary
100,000	50% one year anniversary, 50% two year anniversary
32,500	Performance contingent
1,800,000

The fair value of the granted options for the year ended December 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	118.56% to 130.30%
Risk free rate:	1.19% to 2.37%
Expected life:	7 to 10 years
Estimated fair value of the Company's common stock	$1.42 to $3.99
Estimated forfeiture rate	0%

On April 22, 2015, the Company issued 10,000 shares of common stock in exchange for options exercised at $2.09 per share.

The fair value of all options vesting during the year ended December 31, 2015 and 2014 of $4,471,603 and $4,193,425, respectively, was charged to current period operations.  Unrecognized compensation expense of $1,782,575 and $3,778,589 at December 31, 2015 and 2014, respectively, will be expensed in future periods.

Restricted Stock

The following table summarizes the restricted stock activity for the year ended December 31, 2015:

Restricted shares issued as of January 1, 2015	-
Granted	175,000
Total restricted shares issued as of December 31, 2015	175,000
Vested restricted shares as of December 31, 2015	(75,000)
Unvested restricted shares as of December 31, 2015	100,000

Stock based compensation expense related to restricted stock grants was $338,614 and $-0- for the year ended December 31, 2015 and 2014, respectively.  As of December 31, 2015, the stock-based compensation relating to restricted stock of $53,386 remains unamortized.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2015:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,991,391	February 2018 to December 2018
$1.84	35,076	January 2020
$1.95	654,674	October 2018 to December 2018
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,078,685

On January 31, 2014, the Company issued an aggregate of 64,626 warrants to purchase the Company’s common stock at $3.67 per share for five years in connection with the sale of the Company’s common stock.

In February 2014, as described in the terms of the warrants issued in connection with the sale of the Series C preferred stock, the Company reset 2,138,800 previously issued warrants from a exercise price of $2.61 per share to $1.50.  In addition, the Company was required to increase the number of issued warrants to an aggregate total of 3,721,518 warrants.

In April 2014, the Company issued an aggregate of 137,856 warrants to purchase the Company’s common stock at $3.75 per share for five years in connection with the sale of the Company’s common stock.

In August 2014, the Company issued an aggregate of 135,120 warrants to purchase the Company’s common stock at $2.75 per share for five years in connection with the sale of the Company’s common stock.

In September 2014, the Company issued an aggregate of 93,600 warrants to purchase the Company’s common stock at $2.75 per share for five years in connection with the sale of the Company’s common stock.

In December 2014, the Company issued an aggregate of 358,470 warrants to purchase the Company’s common stock in connection with the sale of the Company’s common stock. Of the aggregate issued, 204,840 warrants are exercisable at $2.50 expiring six months from the date of issuance and 153,630 warrants exercisable at $3.75 per share expiring March 31, 2020.

On January 23, 2015, the Company issued an aggregate of 428,400 and 321,300 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 10, 2015, the Company issued an aggregate of 337,000 and 252,750 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 27, 2015, the Company issued an aggregate of 223,000 and 167,250 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On March 31, 2015, the Company issued an aggregate of 410,360 and 307,770 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On April 15, 2015, the Company issued 99,552 shares of common stock in exchange for 156,102 warrants exercised on a cashless basis.

On May 5, 2015, the Company issued 4,082 shares of common stock in exchange for 4,082 warrants exercised at $3.67 per share.

On May 8, 2015, the Company issued 4,000 shares of common stock in exchange for 4,000 warrants exercised at $2.50 per share.

On May 11, 2015, the Company issued an aggregate of 374,641 warrants to purchase the Company’s common stock at $1.50 per share expiring on May 11, 2020 in connection with the sale of the Company’s Series C Preferred stock.

On August 17, 2015, the Company issued 100,000 and 100,000 warrants to purchase the Company’s common stock at $2.00 and 2.50 per share, respectively, expiring on August 17, 2018 in connection with services provided.  Both warrants vest at 1/12 per month over one year.  The fair value of the vested portion of the issued warrants of $104,505 was charged to current period operations and was determined using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities of 118.80% to 118.88%, risk free rate of 0.92% to 1.31%, dividend yield of -0- and fair value of the Company’s common stock of $1,30 to $1.40.  As of December 31, 2015, unrecognized compensation expense was $46,993.

On October 23, 2015, the Company issued an aggregate of 108,336 warrants to purchase the Company’s common stock at $1.95, expiring on October 23, 2018, in connection with the sale of the Company’s common stock. In addition, the Company issued 11,334 warrants to purchase the Company’s common stock at $1.50, expiring October 23, 2018 for placement agent services.

On October 29, 2015, the Company issued an aggregate of 43,334 warrants to purchase the Company’s common stock at $1.95, expiring on October 29, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 6,134 warrants to purchase the Company’s common stock at $1.50, expiring October 29, 2018 for placement agent services.

On November 18, 2015, the Company issued an aggregate of 188,335 warrants to purchase the Company’s common stock at $1.95, expiring on November 18, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 25,200 warrants to purchase the Company’s common stock at $1.50, expiring November 18, 2018 for placement agent services.

On December 18, 2015, the Company issued an aggregate of 116,668 warrants to purchase the Company’s common stock at $1.95, expiring on December 18, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 20,000 warrants to purchase the Company’s common stock at $1.50, expiring December 18, 2018 for placement agent services.

On December 22, 2015, the Company issued an aggregate of 166,667 warrants to purchase the Company’s common stock at $1.95, expiring on December 22, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 20,000 warrants to purchase the Company’s common stock at $1.50, expiring December 22, 2018 for placement agent services.

A summary of the warrant activity for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2014	2,717,258	$2.28	6.02	-
Grants	2,396,732	$4.64	2.05	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436
Grants	3,728,479	2.62	2.3	-
Exercised	(164,184)	1.58
Canceled	(1,599,600)	$2.50
Outstanding at December 31, 2015	7,078,685	$2.02	3.0	$497,933

Vested and expected to vest at December 31, 2015	7,078,685	$2.02	3.0	$497,933
Exercisable at December 31, 2015	6,945,353	$2.01	3.0	$497,933

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.30 as of December 31, 2015, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.